Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 313
2016	241
2017	187
2018	149
2019	122
Thereafter	379
Total amortizing intangible assets	$ 1,391	$ 342